Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 31,053	$ 5,553	$ 97
Prepaid rent (Note 9)		5,075
Total Current Assets	31,053	10,628	97
Property and equipment, net (Note 3)	403,781	213,177	3,328
Restricted cash (Notes 3 and 10)	41,848
Debt issuance cost	167,419
Total Assets	644,101	223,805	3,425
Current Liabilities
Accounts payable	360,301	375,951	313,261
Accrued liabilities	189,906	286,867	278,288
Due to related party (Note 4)	251,888	249,703	97,945
Advances received (Note 6)	674,500	674,500
Convertible notes payable (Note 5)	437,466	500,000	608,000
Notes payable (Note 5)			62,004
Total Current Liabilities	1,914,061	2,087,021	1,359,498
Convertible notes payable (Note 5)	11,446	6,843	20,000
Total Liabilities	1,925,507	2,093,864	1,379,498
Going Concern (Note 1)
Description of business and going concern (Note 1)
Commitments (Note 9)
Subsequent events (Note 11)
Stockholders' Deficit:
Preferred stock, $0.001 par value, 10,000,000 shares authorized; 2,500 issued and outstanding as of September 30, 2014 and December 31, 2013	50,000	50,000
Common stock, $0.001 par value, 8,000,000,000 shares authorized; 981,345,686 and 126,970 issued and outstanding as of September 30, 2014 and December 31, 2013 (Note 7)	981,346	128	1
Stock issuable	3,169,153	1,451,838
Additional paid-in capital	6,841,927	325,314
Accumulated deficit	(12,323,832)	(3,697,339)	(1,376,074)
Total Stockholders' Deficit	(1,281,406)	(1,870,059)	(1,376,073)
Total Liabilities and Stockholders' Deficit	$ 644,101	$ 223,805	$ 3,425